CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash acquired in business acquisitions, net	$ 0	¥ 562	¥ 5,176
Net of cash disposed		0	0	¥ 576,051	$ 90,395
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents (including cash and cash equivalents of the consolidated VIEs that can be used only to settle obligations of the consolidated VIEs of nil and RMB26,166 (US$4,106) as of December 31, 2020 and 2021, respectively)		1,180,787	1,392,339	3,571,745	560,485
Restricted cash - current		1,998,323	1,374,698	675,159	105,947
Restricted cash - non-current		333,313	137,604	1,069,244	167,788
Cash and cash equivalents held-for sale		216,060	602,344
Restricted cash - current included in assets held-for-sale		104,103	412,134
Restricted cash - non-current included in assets held-for-sale		376,535	38,096
Total cash, cash equivalents and restricted cash shown in the statement of cash flows		¥ 4,209,121	¥ 3,957,215	¥ 5,316,148	$ 834,220